Note 7 - Public and Private Warrants (Details Textual) - USD ($)			3 Months Ended	12 Months Ended
	Jan. 30, 2023	Jul. 29, 2022	Mar. 31, 2023	Dec. 31, 2022
Class of Warrant or Right, Outstanding (in shares)			4,321	4,321
P I P E Investment [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 11.50
Public Warrants [Member]
Class of Warrant or Right, Outstanding (in shares)			1,995,708	3,601,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 1.40	$ 11.50
Class Of Warrant or Right, Redemption Price of Warrants or Rights (in dollars per share)			$ 0.01	$ 0.01
Number of Consecutive Trading Days for Determining Share Price Triggering Warrant Redemption (Day)			30 days	30 days
Warrant Redemption Condition, Minimum Share Price (in dollars per share)			$ 18.00	$ 18.00
Class Of Warrant or Right, Redemption of Warrants or Rights, Threshold Consecutive Trading Days (Day)			20 days	20 days
Class of Warrant or Right, Redemption of Warrants or Rights, Threshold Trading Days (Day)			30 days	30 days
Warrants and Rights Outstanding			$ 1,100,000	$ 3,500,000
Public Warrants [Member] | P I P E Investment [Member]
Class of Warrant or Right, Outstanding (in shares)	2,095,493	726,000
Class of Warrant or Right, Issued	$ 2,095,493	$ 726,000
Public Warrants [Member] | IPO [Member]
Class of Warrant or Right, Outstanding (in shares)			2,875,000	2,875,000
Private Placement Warrants [Member]
Class of Warrant or Right, Outstanding (in shares)			123,500	123,500
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 11.50	$ 11.50
Private Placement Warrants [Member] | IPO [Member]
Class of Warrant or Right, Outstanding (in shares)			123,500	123,500
Public Warrants 2 [Member]
Class of Warrant or Right, Outstanding (in shares)			99,785
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 1.75
Public Warrants 3 [Member]
Class of Warrant or Right, Outstanding (in shares)			3,601,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 11.50